AFL CIO HOUSING INVESTMENT TRUST

Schedule of Portfolio Investments

March 31, 2026 (dollars in thousands; unaudited)

FHA Permanent Securities (1.5% of net assets)1

	Interest Rate	Maturity Date	Face Amount	Amortized Cost	Value
Multifamily	2.50%	Apr-2063	$5,467	$5,474	$4,638
	3.40%	Jun-2038	1,706	1,708	1,619
	3.65%	Dec-2037	6,207	6,262	5,776
	3.72%	Feb-2062	4,270	4,279	3,974
	3.90%	Sep-2062	2,989	2,992	2,803
	4.00%	Jun-2053	57,106	57,083	56,528
	4.10%	Dec-2060	20,704	20,721	19,600
	4.70%	May-2053	4,291	4,437	3,869
	5.17%	Feb-2050	6,949	7,319	6,934
	5.80%	Jan-2053	1,837	1,844	1,861
	5.87%	Jun-2044	1,453	1,453	1,456
	6.60%	Jan-2050	2,997	3,011	3,002
Total FHA Permanent Securities			$115,976	$116,583	$112,060

1 of 14

Schedule of Portfolio Investments

March 31, 2026 (dollars in thousands; unaudited)

FHA Construction Securities (0.01% of net assets)1

	Interest Rates[2]			Unfunded
	Permanent	Construction	Maturity Date	Commitments[3]	Face Amount	Amortized Cost	Value
Forward Commitments	6.02%	6.02%	Mar-2068	$31,000	$—	$39	$556
Total FHA Construction Securities				$31,000	$—	$39	$556

2 of 14

Schedule of Portfolio Investments

March 31, 2026 (dollars in thousands; unaudited)

Ginnie Mae Securities (23.0% of net assets)

	Interest Rate	Maturity Date		Face Amount	Amortized Cost	Value
Single Family	4.00%	Feb-2040 - Jun-2040		$684	$688	$662
	4.50%	Aug-2040		373	377	370
	5.50%	Jan-2033 - Jun-2037		522	522	538
	6.00%	Jan-2032 - Aug-2037		319	318	329
	6.50%	Jul-2028		16	16	16
	7.00%	Mar-2027 - Jan-2030		100	100	103
	7.50%	Oct-2026 - Aug-2030		23	23	23
	8.00%	Sep-2026 - Nov-2030		44	44	46
	8.50%	Aug-2027		5	5	5
				2,086	2,093	2,092
Multifamily	1.95%	Mar-2064		67,432	67,403	52,688
	2.00%	Jul-2062 - Mar-2064		345,665	350,198	272,913
	2.00%	Oct-2062		50,311	51,805	39,187
	2.00%	Apr-2063		47,903	48,616	37,413
	2.00%	Apr-2063		46,171	47,024	35,511
	2.08%	Nov-2056		48,501	50,075	43,154
	2.15%	May-2056		88	88	88
	2.20%	Jun-2056		489	488	479
	2.25%	May-2065		48,822	50,236	40,684
	2.25%	Dec-2048		2,138	2,125	2,044
	2.30%	Oct-2056		553	548	545
	2.31%	Nov-2051		2,878	2,878	2,737
	2.32%	Sep-2060		25,407	26,575	23,286
	2.35%	Nov-2056 - Feb-2061		26,028	26,724	21,962
	2.37%	Jan-2053		16,703	16,792	15,519
	2.40%	Aug-2047 - Dec-2057		16,462	16,800	13,844
	2.45%	Apr-2062		13,901	14,098	12,338
	2.50%	Dec-2052 - Jan-2061		47,474	48,125	40,768
	2.58%	May-2063		27,367	28,144	23,818
	2.60%	Apr-2056 - Jun-2059		6,998	7,013	6,587
	2.65%	Oct-2062		6,031	6,161	5,415
	2.67%	Mar-2062		33,454	34,139	30,500
	2.70%	May-2048 - Jul-2058		3,579	3,570	3,464
	2.74%	Apr-2057		22,340	23,964	20,899
	2.75%	Apr-2063		4,873	5,051	4,296
	2.78%	Aug-2058		9,909	10,644	9,286
	2.79%	Apr-2049		1,800	1,812	1,734
	2.80%	Feb-2053		60,000	57,386	47,562
	2.80%	Dec-2059		2,493	2,464	2,448
	2.82%	Apr-2050		125	127	124
	2.94%	Nov-2059		44,338	48,622	40,755
	2.98%	Jun-2063		14,200	14,653	12,682
	3.00%	May-2062		55,514	59,437	48,762
	3.03%	Jan-2056		27,991	29,506	26,635
	3.05%	Dec-2063	(Level 3)	101,799	102,761	100,011
	3.05%	May-2054		11,545	11,584	10,736
	3.17%	Aug-2059		32,498	35,466	30,508
	3.25%	Sep-2054 - Apr-2059		42,359	41,335	40,979
	3.27%	Apr-2046		21,872	22,764	20,282
	3.30%	Sep-2060		6,366	6,502	6,113
	3.34%	May-2055 - Sep-2059		22,235	22,221	21,217
	3.35%	Mar-2044		5,284	5,138	5,224
	3.36%	May-2061		49,002	53,743	46,360
	3.38%	Jan-2060		55,885	55,889	54,406
	3.39%	Feb-2059		13,361	13,581	13,038
	3.41%	Sep-2061		39,568	40,908	37,471
	3.43%	Nov-2061		50,259	51,634	47,350
	3.47%	Sep-2052		1,848	1,897	1,790
	3.53%	Apr-2042		13,689	13,966	13,621
	3.60%	Jun-2057 - Apr-2061		44,987	46,269	43,617
	3.61%	Dec-2045		4,561	4,437	4,517
	3.62%	Dec-2057		26,724	27,115	26,435
	3.65%	Oct-2058		9,649	9,771	9,500
	3.67%	Nov-2035		10,336	10,489	10,321
	3.74%	Aug-2059		14,716	14,957	14,533
	3.75%	Nov-2060		10,694	10,984	10,376
	3.78%	Aug-2060		37,424	37,661	36,307
	3.92%	Aug-2039		33,933	35,039	33,898
	4.00%	Nov-2057		23,410	24,247	22,707
	4.10%	May-2051		3,519	3,745	3,518
	4.35%	Dec-2060		2,181	2,216	2,177
	4.37%	Feb-2034		18,446	19,324	18,345
	4.45%	Jun-2055		2,342	2,269	2,343
	4.53%	Jan-2061		14,201	14,583	14,237
	4.92%	Apr-2061		32,164	32,978	32,832
	5.25%	Apr-2037		13,670	13,667	13,686
	6.15%	Apr-2064		16,782	17,146	18,266
				1,915,247	1,959,577	1,706,848
Total Ginnie Mae Securities				$1,917,333	$1,961,670	$1,708,940

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Schedule of Portfolio Investments

March 31, 2026 (dollars in thousands; unaudited)

Ginnie Mae Construction Securities (2.9% of net assets)

	Interest Rates[2]			Unfunded
	Permanent	Construction	Maturity Date	Commitments[3]	Face Amount	Amortized Cost	Value
Multifamily	2.59%	3.59%	Aug-2064	$2,603	$39,710	$40,309	$34,508
	4.50%	4.50%	Mar-2068	88,622	36,378	28,907	30,124
	5.05%	5.05%	Apr-2067	20,590	40,008	41,365	39,973
	5.05%	5.05%	Dec-2066	1,567	19,689	20,305	19,896
	5.33%	5.33%	Aug-2067	2,308	2,802	2,931	2,929
	5.45%	5.45%	Mar-2068	11,265	5,735	5,594	6,003
	5.88%	10.75%	Feb-2066	745	18,407	19,227	19,482
	5.90%	5.90%	Aug-2065	360	3,750	3,869	4,031
	5.92%	5.92%	Feb-2066 - Mar-2066	2,045	20,434	19,672	21,897
	5.99%	5.99%	Dec-2057	107,002	25,235	28,025	31,875
	6.10%	6.10%	Apr-2067	20,524	940	1,826	2,126
	6.10%	7.65%	Jul-2065	630	1,541	1,634	1,708
Total Ginnie Mae Construction Securities				$258,261	$214,629	$213,664	$214,552

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Schedule of Portfolio Investments

March 31, 2026 (dollars in thousands; unaudited)

Fannie Mae Securities (46.8% of net assets)

				Unfunded
	Interest Rate[4]		Maturity Date	Commitments[3]	Face Amount	Amortized Cost	Value
Single Family	2.50%		May-2050 - Jan-2052	$—	$90,236	$93,113	$76,704
	2.50%		Jan-2052	—	37,860	37,979	32,356
	3.00%		Apr-2031 - Mar-2052	—	94,336	97,147	84,217
	3.50%		Oct-2026 - Sep-2051	—	53,849	55,268	50,156
	4.00%		Apr-2026 - Jul-2052	—	62,288	62,403	59,245
	4.03%	1M SOFR+36	Mar-2037	—	72	72	71
	4.10%	1M SOFR+43	Jun-2037	—	310	310	307
	4.18%	1M SOFR+51	Apr-2037	—	156	155	155
	4.24%	1M SOFR+57	Oct-2042	—	973	975	962
	4.28%	1M SOFR+61	Jun-2042	—	2,211	2,212	2,193
	4.33%	1M SOFR+66	Mar-2042	—	1,093	1,094	1,087
	4.38%	1M SOFR+71	Oct-2043	—	2,377	2,384	2,364
	4.50%		Mar-2038 - Sep-2052	—	99,778	99,263	97,266
	5.00%		May-2034 - Feb-2055	—	118,066	118,442	117,450
	5.50%		Sep-2032 - Jan-2055	—	208,408	208,243	211,665
	6.00%		Nov-2028 - Nov-2054	—	114,033	114,602	117,101
	6.50%		Sep-2028 - Dec-2054	—	26,731	27,065	27,804
	7.00%		Sep-2027 - May-2032	—	200	200	210
	7.50%		Mar-2030 - Jun-2030	—	1	1	2
	8.00%		Aug-2030 - May-2031	—	21	21	22
				—	912,999	920,949	881,337
Multifamily	1.22%		Aug-2028 - Jul-2030	—	34,887	34,916	31,432
	1.26%		Jan-2031	—	23,780	23,779	20,889
	1.31%		Aug-2030	—	4,184	4,202	3,715
	1.32%		Aug-2030	—	20,738	20,819	18,461
	1.38%		Jul-2030	—	10,500	10,541	9,358
	1.41%		Jul-2030	—	2,999	3,008	2,689
	1.46%		Jul-2030	—	6,828	6,855	6,138
	1.47%		Jul-2030 - Dec-2030	—	15,425	15,466	13,535
	1.50%		Aug-2030	—	1,063	1,071	955
	1.57%		Jan-2031	—	20,929	20,952	18,471
	1.58%		Oct-2031	—	57,950	58,051	49,842
	1.65%		Jul-2030	—	1,152	1,160	1,043
	1.76%		Aug-2031 - Dec-2036	—	40,752	40,809	35,586
	1.88%		Nov-2031	—	25,400	25,414	22,213
	2.00%		Apr-2031	—	18,000	18,216	16,152
	2.09%		Jul-2050	—	8,392	8,515	5,249
	2.16%		Sep-2050	—	14,200	14,327	8,534
	2.41%		Apr-2051	—	3,486	3,514	2,586
	2.47%		Dec-2051	—	12,531	12,676	9,367
	2.49%		Dec-2026 - Nov-2031	—	25,793	25,809	24,468
	2.53%		Jan-2030	—	20,550	20,584	19,227
	2.55%		Sep-2026 - Mar-2030	—	24,339	24,355	23,517
	2.56%		Dec-2051	—	11,760	11,784	8,883
	2.57%		Mar-2042	—	25,155	25,163	18,847
	2.61%		Nov-2026	—	9,381	9,382	9,289
	2.67%		Aug-2029	—	36,544	36,607	34,908
	2.85%		Aug-2031	—	8,508	8,524	7,911
	2.91%		Jun-2031	—	25,000	25,039	23,410
	2.93%		Sep-2027	—	19,791	19,796	19,493
	2.94%		Jun-2027 - Jul-2039	—	27,088	27,097	26,689
	2.96%		Sep-2034	—	20,000	20,353	17,616
	3.00%		May-2027	—	5,915	5,916	5,838
	3.01%		Apr-2052	—	6,989	6,992	5,504
	3.02%		Jun-2027	—	3,284	3,284	3,243
	3.04%		Apr-2030	—	23,319	23,332	22,375
	3.05%		Apr-2030	—	23,511	23,515	22,550
	3.12%		Apr-2030	—	11,621	11,622	11,105
	3.18%		May-2035	—	7,220	7,261	6,804
	3.21%		May-2030	—	5,836	5,851	5,593
	3.24%		May-2052	—	6,074	6,177	4,785
	3.30%		May-2029	—	3,389	3,415	3,310
	3.31%		Oct-2027	—	13,929	13,934	13,771
	3.36%		Oct-2029	—	9,505	9,505	9,274
	3.42%		Apr-2035	—	4,628	4,656	4,244
	3.63%		Jul-2035	—	19,983	19,995	18,477
	3.68%		Jul-2028	—	11,344	11,403	11,188
	3.87%	1M SOFR+20	Nov-2031	—	40,943	40,945	40,630
	3.96%	1M SOFR+29	Feb-2029	—	20,000	20,001	19,754
	4.05%		Jun-2030	—	10,632	10,582	10,572
	4.07%		Oct-2034	—	12,883	12,377	12,512
	4.14%	1M SOFR+47	Jun-2029	—	63,761	63,766	63,508
	4.14%		Dec-2030	—	18,869	18,894	18,794
	4.16%	1M SOFR+49	May-2032	—	28,526	28,528	28,217
	4.18%		Jan-2031	—	8,707	8,731	8,682
	4.32%		Mar-2028	—	41,708	41,732	41,600
	4.35%		Sep-2030	—	21,800	21,859	21,914
	4.36%	1M SOFR+69	Jun-2029	—	39,956	39,956	39,979
	4.36%	1M SOFR+69	May-2029	—	16,839	16,841	16,847
	4.37%		Jun-2033	—	21,805	21,821	21,689
	4.38%		Sep-2031	—	18,579	18,752	18,655
	4.40%		Jan-2034	—	3,815	3,735	3,793
	4.41%		Jan-2031 - Mar-2033	—	16,626	16,855	16,671
	4.43%		Jul-2030	—	11,760	11,820	11,863
	4.48%		Aug-2030	—	20,915	20,915	21,141
	4.49%		Jul-2030	—	35,232	35,243	35,624
	4.49%	1M SOFR+82	Jan-2028	—	3,472	3,473	3,468
	4.52%		Jul-2031 - Sep-2033	—	31,661	31,906	31,931
	4.52%	1M SOFR+85	Nov-2032	—	15,800	15,802	15,817

5 of 14

Schedule of Portfolio Investments

March 31, 2026 (dollars in thousands; unaudited)

Fannie Mae Securities (46.8% of net assets)

				Unfunded
	Interest Rate[4]		Maturity Date	Commitments[3]	Face Amount	Amortized Cost	Value
	4.55%		Jul-2030	—	10,699	10,709	10,843
	4.56%		Feb-2028	—	29,835	29,847	29,758
	4.60%		Sep-2032 - Dec-2034	—	29,181	29,887	29,405
	4.61%		Jul-2029	—	16,100	16,346	16,284
	4.62%	1M SOFR+60	Apr-2030		21,000	21,329	21,256
	4.62%		Feb-2034	—	7,430	7,383	7,491
	4.64%		Jul-2032	—	11,233	11,233	11,399
	4.65%		Jan-2036	—	74,818	75,734	75,199
	4.65%		Aug-2032	—	6,192	6,331	6,271
	4.66%		Apr-2035	—	10,493	10,498	10,560
	4.69%		Jun-2035	—	419	424	419
	4.70%		Feb-2032 - Sep-2032	—	15,651	15,906	15,934
	4.71%		Sep-2031	—	16,900	17,278	17,210
	4.72%		Jul-2032	—	18,427	18,812	18,779
	4.73%		Jun-2030 - Jun-2031	—	30,974	31,367	31,578
	4.74%		Apr-2032 - Sep-2033	—	22,905	23,252	23,314
	4.76%		Jun-2029	—	55,600	56,553	56,495
	4.76%		Jun-2029 - Jan-2040	—	28,427	28,954	28,828
	4.78%		Jul-2032	—	11,000	11,322	11,234
	4.79%		Mar-2032 - Feb-2036	—	25,788	26,462	26,144
	4.80%		Sep-2032 - Oct-2052	—	33,196	33,463	32,982
	4.81%		Aug-2029	—	12,750	12,799	13,021
	4.82%		Jul-2030 - Feb-2034	—	30,997	31,435	31,554
	4.83%		Sep-2028 - Jul-2032	—	28,556	28,698	29,137
	4.85%		Jan-2034	—	2,801	2,808	2,865
	4.86%		Jul-2029 - Jun-2032	—	35,615	36,218	36,462
	4.87%		Sep-2032 - Sep-2035	—	19,842	20,332	20,290
	4.88%		May-2029 - Aug-2035	—	48,893	49,566	50,018
	4.90%		Feb-2032	—	4,560	4,661	4,683
	4.91%		Feb-2034	—	4,250	4,331	4,357
	4.92%		Aug-2032	—	22,694	23,200	23,316
	4.94%		Mar-2035	—	24,059	25,001	24,667
	4.96%		Aug-2033 - Dec-2034	—	13,856	14,097	14,243
	4.97%		Feb-2030 - Feb-2035	—	15,943	16,214	16,373
	4.98%		Jun-2035	—	11,800	12,048	12,128
	4.99%		Mar-2030 - Jul-2035	—	21,472	21,945	22,070
	5.00%		Jun-2029	—	68,500	68,806	70,279
	5.00%		Sep-2033 - Apr-2035	—	22,021	22,202	22,693
	5.02%		Feb-2035	—	47,112	47,372	48,617
	5.02%		Dec-2033	—	5,222	5,200	5,391
	5.03%		Jun-2029	—	9,129	9,202	9,372
	5.04%		Apr-2029	—	22,230	22,395	22,807
	5.05%		Oct-2030 - Feb-2035	—	32,012	32,477	33,056
	5.06%		Dec-2032	—	46,805	47,684	48,444
	5.08%		Jul-2034	—	8,324	8,490	8,625
	5.09%		Apr-2040	—	7,265	7,200	7,362
	5.10%		Feb-2030 - Mar-2040	—	17,144	17,462	17,633
	5.13%		Jan-2029	—	36,000	36,097	36,900
	5.13%		Sep-2028	—	14,584	14,634	14,935
	5.16%		Oct-2030	—	8,020	8,057	8,311
	5.18%		Jun-2034 - Jan-2044	—	21,537	21,882	21,993
	5.20%		Dec-2029 - Feb-2035	—	13,446	13,742	13,959
	5.22%		Feb-2035	—	27,894	28,727	29,113
	5.24%		Nov-2028	—	9,779	9,850	10,048
	5.27%		Dec-2033	—	27,755	29,321	28,970
	5.28%		Dec-2028	—	16,998	17,164	17,500
	5.30%		Aug-2029 - Sep-2033	—	5,813	5,856	6,030
	5.31%		Nov-2028	—	34,346	34,592	35,365
	5.32%		Jun-2034	—	3,623	3,681	3,799
	5.35%		Dec-2032	—	11,654	12,028	12,224
	5.36%		Nov-2028 - Nov-2030	—	23,959	24,300	24,924
	5.39%		May-2034	—	7,910	8,075	8,331
	5.46%		May-2029	—	4,639	4,667	4,817
	5.47%		Nov-2033	—	6,140	6,202	6,498
	5.50%		Jan-2029	—	10,500	10,626	10,882
	5.52%		Oct-2033	—	21,145	22,655	22,427
	5.55%		Dec-2028	—	19,988	20,172	20,706
	5.69%		Jun-2041	—	3,797	3,854	3,794
	5.75%		Jun-2041	—	1,846	1,878	1,846
	5.87%		Dec-2035	—	6,609	7,027	7,210
	5.96%		Jan-2029	—	111	111	111
				—	2,636,154	2,660,307	2,593,734
Forward Commitments	5.21%		Jul-2044	12,174	—	—	(86)
	5.40%		Jun-2043	23,950	—	—	765
				36,124	—	—	679
Total Fannie Mae Securities				$36,124	$3,549,153	$3,581,256	$3,475,750

6 of 14

Schedule of Portfolio Investments

March 31, 2026 (dollars in thousands; unaudited)

Freddie Mac Securities (11.4% of net assets)

	Interest Rate[4]		Maturity Date	Face Amount	Amortized Cost	Value
Single Family	2.50%		Jan-2043 - Aug-2046	$4,257	$4,292	$3,698
	3.00%		Aug-2042 - Sep-2046	17,608	17,831	16,131
	3.50%		Aug-2027 - Oct-2046	31,278	31,784	29,340
	4.00%		Aug-2026 - Aug-2047	29,499	30,347	28,380
	4.09%	1M SOFR+41	Feb-2036	94	94	94
	4.12%	1M SOFR+44	May-2037	58	58	57
	4.14%	1M SOFR+46	Apr-2036 - Jan-2043	1,385	1,386	1,366
	4.19%	1M SOFR+51	Aug-2043	1,404	1,404	1,396
	4.27%	1M SOFR+59	Oct-2040	1,017	1,016	1,009
	4.29%	1M SOFR+61	Oct-2040 - Jun-2044	3,717	3,720	3,696
	4.34%	1M SOFR+66	Nov-2040	901	905	895
	4.46%	1M SOFR+78	Aug-2037	1,010	1,015	1,013
	4.50%		Jan-2038 - Dec-2044	7,840	8,060	7,806
	5.00%		Jul-2035 - Aug-2040	944	941	960
	5.50%		Apr-2033 - Jul-2038	990	986	1,019
	6.00%		Dec-2033 - Oct-2037	1,376	1,381	1,430
	6.50%		Jun-2031 - Nov-2037	195	196	206
	7.00%		Oct-2029 - Mar-2030	5	5	6
	7.50%		Aug-2029 - Jan-2030	5	5	5
				103,583	105,426	98,507
Multifamily	2.04%		May-2050	18,776	19,138	13,503
	2.40%		Jun-2031	7,223	7,252	6,638
	2.42%		Jun-2031	11,418	11,471	10,504
	3.34%		Dec-2029	8,890	8,918	8,598
	3.35%		Oct-2033	28,163	28,109	26,520
	3.60%		Apr-2030	23,090	23,243	22,464
	3.87%	1M SOFR+20	Aug-2031	11,417	11,417	11,326
	3.89%	1M SOFR+23	Jul-2027	3,792	3,792	3,782
	3.91%	1M SOFR+24	Nov-2027 - Jun-2031	39,870	39,870	39,571
	3.92%	1M SOFR+25	Dec-2030	4,930	4,930	4,857
	3.97%	1M SOFR+30	Dec-2030	8,006	8,006	7,969
	4.03%	1M SOFR+36	Oct-2030	1,009	1,009	1,004
	4.04%	1M SOFR+37	Nov-2030	4,018	4,018	4,003
	4.11%	1M SOFR+44	Oct-2030	572	572	571
	4.12%		Dec-2032	15,000	14,923	14,718
	4.25%		Jan-2028	93,650	93,472	93,920
	4.29%		Jul-2030	32,500	32,464	32,530
	4.32%		Dec-2030	53,000	53,434	53,023
	4.33%	1M SOFR+66	Apr-2033	35,155	35,211	35,394
	4.36%		Dec-2029	9,176	9,155	9,237
	4.39%		Dec-2035	25,000	24,752	24,415
	4.39%	1M SOFR+72	Jul-2033	20,274	20,330	20,308
	4.42%		Oct-2035	25,000	24,751	24,527
	4.72%		Mar-2033	22,026	22,625	22,419
	4.75%		Dec-2034	8,900	9,128	9,120
	4.83%		Jan-2039	9,717	9,787	9,850
	4.85%		Jun-2040	40,000	39,957	39,947
	4.85%		Jan-2030	13,144	13,506	13,419
	4.90%		Feb-2029 - Dec-2032	15,246	15,238	15,395
	5.15%		Apr-2055	60,000	56,487	58,151
	5.15%		Aug-2055	18,545	18,304	17,805
	5.36%		Jan-2029	47,425	48,983	48,934
	5.40%		Jan-2029	31,632	32,703	32,580
	5.48%		Jan-2029	9,971	10,323	10,288
				756,535	757,278	747,290
Total Freddie Mac Securities				$860,118	$862,704	$845,797

7 of 14

Schedule of Portfolio Investments

March 31, 2026 (dollars in thousands; unaudited)

State Housing Finance Agency Securities (3.9% of net assets)

		Interest Rates[2]
	Issuer	Permanent	Construction	Maturity Date	Face Amount	Amortized Cost	Value
Multifamily	Illinois Housing Development Auth[5]	2.70%	—	Jun-2027	$1,140	$1,143	$1,141
	NYC Housing Development Corp	2.95%	—	Nov-2041	6,275	6,275	4,901
	NYC Housing Development Corp	3.05%	—	Nov-2046	13,000	13,000	9,259
	NYC Housing Development Corp	3.10%	—	Oct-2046	19,109	19,109	15,291
	Illinois Housing Development Auth[5]	—	3.54%	Nov-2026	5,615	5,623	5,642
	Mass Housing[5]	3.85%	—	Dec-2058	9,135	9,133	7,011
	Illinois Housing Development Auth[5]	4.22%	—	Jul-2042	16,285	16,326	16,348
	Chicago Housing Authority	4.36%	—	Jan-2038	25,000	25,000	23,121
	MassHousing[5]	4.50%	—	Dec-2065	30,060	30,102	27,615
	MassHousing	4.62%	—	Jun-2067	24,600	24,662	23,342
	City of Chicago[6]	4.63%	—	Sep-2037	1,500	1,475	1,501
	Illinois Housing Development Auth[5]	4.65%	—	Jan-2067	21,400	21,439	19,900
	Illinois Housing Development Auth[5]	4.69%		Jan-2066	14,470	14,505	13,577
	Mass Housing	4.84%	—	Dec-2067	35,415	35,473	34,519
	Mass Housing	4.85%		Dec-2068	20,095	20,102	19,629
	City of Chicago[6]	4.90%	—	Mar-2044	1,000	993	1,000
	Illinois Housing Development Auth[5]	5.05%	—	Jul-2066	13,320	13,384	13,456
	Mass Housing[5]	5.11%	—	Jun-2066	53,425	53,463	53,896
Total State Housing Finance Agency Securities					$310,844	$311,207	$291,149

8 of 14

Schedule of Portfolio Investments

March 31, 2026 (dollars in thousands; unaudited)

Other Mutifamily Investments (2.2% of net assets)

		Interest Rates[2,4]				Unfunded
	Issuer	Permanent	Construction		Maturity Date	Commitments[3]	Face Amount	Amortized Cost	Value
Direct Loans	272 W 22nd Street - New York, NY (Level 3)[7]	—	5.42%	1M TERM SOFR + 175	Mar-2030	$11,222	$1,278	$1,234	$1,234
	Union Tower - San Diego, CA (Level 3)	—	5.66%	1M SOFR+200	Jun-2027	14,028	1,040	1,192	991
	Olson Court - Minneapolis, MN (Level 3)	—	5.82%		May-2027	1	16,891	16,899	17,151
	400 Lake Shore Drive - Chicago, IL (Level 3)	—	5.90%	80% DAILY SOFR+300	Dec-2053[8]		15,714	15,585	15,721
	400 Lake Shore Drive - Chicago, IL (Level 3)	—	5.90%	80% DAILY SOFR+300	Dec-2058[8]	30,660	8,626	8,382	8,643
	Landmark Towers - St. Paul, MN (Level 3)	—	6.01%	1M TERM SOFR+235	Jun-2027		18,660	18,659	18,654
	Carville Park - Reno, NV (Level 3)		6.15%	1M SOFR+275	Jun-2027	6,215	794	691	759
	311 W 42nd Street - New York, NY (Level 3)	—	6.17%		Nov-2027	822	49,178	49,177	48,904
	Beltline Station Building 1 - St. Louis Park, MN (Level 3)	—	6.30%		Jul-2030	14,673	1,535	1,503	1,837
	Beltline Station Building 3 - St. Louis Park, MN (Level 3)	—	6.30%		Jul-2030	14,224	618	584	906
	Hudson Exchange - Jersey City, NJ (Level 3)	—	6.50%	1M SOFR+275	Jun-2027	7,848	42,152	42,116	42,064
	Olson Court - Minneapolis, MN (Level 3)	—	6.52%		May-2027	1,553	—	(4)	22
	Eleven Eleven Sutter - San Francisco, CA (Level 3)	—	7.00%		Oct-2028	39,239	2,758	2,546	2,567
						140,485	159,244	158,564	159,453
Forward Commitments	Rochester Civic Center - Rochester, MN (Level 3)	—	5.19%		Jan-2030	6,344		(25)	79
						6,344	—	(25)	79
Privately Insured Construction/Permanent Mortgages[9]	Illinois Housing Development Auth	6.40%	—		Nov-2048	—	823	830	819
						—	823	830	819
Total Other Multifamily Investments						$146,829	$160,067	$159,369	$160,351

9 of 14

Schedule of Portfolio Investments

March 31, 2026 (dollars in thousands; unaudited)

United States Treasury Securities (7.3% of net assets)

	Interest Rate	Maturity Date	Face Amount	Amortized Cost	Value
	3.88%	Feb-2043	$105,000	$105,177	$93,237
	4.00%	Nov-2042	15,000	14,786	13,563
	4.13%	Aug-2053	115,000	110,675	104,236
	4.13%	Aug-2044	18,000	16,616	15,778
	4.50%	Nov-2054	93,000	91,772	86,839
	4.63%	Nov-2044	55,600	55,010	53,758
	4.63%	May-2044	55,000	57,175	53,316
	4.63%	Nov-2045	30,000	29,455	28,917
	4.75%	Nov-2043 - Feb-2056	30,000	30,203	29,369
	5.00%	May-2045	60,000	60,885	60,750
Total US Treasury Securities			$576,600	$571,754	$539,763

Total Fixed-Income Investments			$7,704,720	$7,778,246	$7,348,918

10 of 14

Schedule of Portfolio Investments

March 31, 2026 (dollars in thousands; unaudited)

Equity Investment in Wholly-Owned Subsidiary (0.01% of net assets)

		Amount of
	Face	Dividends
Issuer	Amount (Cost)	or Interest	Value
HIT Advisers[10] (Level 3)	$1	$—	$593
Total Equity Investment	$1	$—	$593

11 of 14

Schedule of Portfolio Investments

March 31, 2026 (dollars in thousands; unaudited)

Short-Term Investments (0.8% of net assets)

Issuer	Interest Rate	Maturity Date	Face Amount	Amortized Cost	Value
Commercial Paper
Halkin Finance LLC	3.67%[11]	Apr-2026	$18,000	$18,000	$18,000

BlackRock Liquidity Funds | FedFund | Institutional Shares	3.55%[12]	Apr-2026	2,653	2,653	2,653
Total Short-Term Investments			$20,653	$20,653	$20,653

Total Investments			$7,725,374	$7,798,900	$7,370,164

12 of 14

Schedule of Portfolio Investments

March 31, 2026 (dollars in thousands; unaudited)

Futures Contracts (Notional Amount Long 1.9% of net assets | Short 2.2% of net assets)

					Unrealized
	Number				Appreciation
Description	of Contracts	Expiration Date	Notional Amount	Market Value	(Depreciation)
Futures Long
U.S. Treasury Bonds	940	Jun-2026	$110,276	$107,043	$(3,234)
CBOT U.S. Ultra-Long Treasury Bonds	250	Jun-2026	$30,043	$29,141	$(902)

Futures Short
CBOT U.S. Treasury Bond	1,385	Jun-2026	$160,552	$157,219	$3,333
Total Futures Contracts					$(803)

13 of 14

Schedule of Portfolio Investments

March 31, 2026 (dollars in thousands)

Footnotes

1	Securities issued by state housing finance agencies but backed by mortgage loans insured as to principal and interest by the Federal Housing Administration (“FHA”) under the Housing Finance Agency (“HFA”) Risk-Sharing Program.

2	Construction interest rates are the rates charged to the borrower during the construction phase of the project. The permanent interest rates are charged to the borrower during the amortization period of the loan, unless the U.S. Department of Housing and Urban Development requires that such rates be charged earlier.

3	The HIT may make commitments, including forward commitments, in securities or loans that fund over time on a draw basis or fund at a single point in time. Generally, GNMA construction securities fund over a 12-to-24 month period. Funding periods for State Housing Agency construction securities and Direct Loans vary by project, but generally fund over a one-to-48 month period. Forward commitments generally settle within 12 months of the original commitment date. At period end, the principal amount of the unfunded commitments totaled $472.2 million, for which unrealized gains of $3.8 million are included in the related Value column of the Schedule of Portfolio Investments for such commitments.

4	For floating and variable rate securities the rate indicated is for the period end. With respect to these securities, the schedule also includes the reference rate and spread in basis points.

5	Securities exempt from registration under the Securities Act of 1933 and were privately placed directly by a state housing agency (a not-for-profit public agency) with the HIT and are secured by the full faith and credit of said agency. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities are considered liquid, under procedures established by and under the general supervision of the HIT’s Board of Trustees.

6	Federally tax-exempt bonds collateralized by Ginnie Mae securities.

7	Terms of the loan allow for the borrower to establish up to three tranches of this loan. The coupon for each tranche will be 1M Term SOFR +175; each trance will have different monthly index reset dates. As of 3/31/2026, only one tranche has been established.

8	Date reflects the stated maturity date of the bond. However, the bond is subject to a mandatory tender for purchase in December 2027, which may be extended to December 2028 under certain conditions.

9	Loans insured by Ambac Assurance Corporation, are additionally backed by a repurchase option from the mortgagee for the benefit of the HIT. The repurchase price is defined as the unpaid principal balance of the loan plus all accrued unpaid interest due through the remittance date. The repurchase option can be exercised by the HIT in the event of a payment failure by Ambac Assurance Corporation.

10	The HIT has a participation interest in HIT Advisers, a Delaware limited liability company. HIT Advisers is a New York-based adviser currently exempt from investment adviser registration in New York. The investment in HIT Advisers is valued by the HIT’s valuation committee in accordance with the fair value procedures adopted by the HIT’s Board of Trustees, and approximates carrying value of HIT Advisors and its subsidiary on a consolidated basis. The participation interest is not registered under the federal securities laws.

11	Rate indicated is the effective yield at the time of purchase.

12	Rate indicated is the annualized 1-day yield as of March 31, 2026.

Key to abbreviations

M	Month
Y	Year
UST	U.S. Treasury
SOFR	Secured Overnight Financing Rate
CBOT	Chicago Board of Trade

14 of 14

Item 1. Schedule of Investments

(Schedule of Investments)

Notes to Schedule of Portfolio Investments; unaudited

Note 1. Summary of Significant Accounting Policies

The American Federation of Labor and Congress of Industrial Organizations (AFL-CIO) Housing Investment Trust (HIT) is a common law trust created under the laws of the District of Columbia and is registered under the Investment Company Act of 1940, as amended (Investment Company Act), as a no-load, open-end investment company. The HIT has obtained certain exemptions from the requirements of the Investment Company Act that are described in the HIT’s Prospectus and Statement of Additional Information. Participation in the HIT is limited to eligible pension plans and labor organizations, including health and welfare, general, voluntary employees’ benefit associations and other funds that have beneficiaries who are represented by labor organizations. The following is a summary of significant accounting policies followed by the HIT in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles (GAAP) in the United States. The HIT follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services—Investment Companies.

Investment Valuation

Net asset value per share (NAV) is determined as of the close of regular trading (normally 4:00 p.m.) of the New York Stock Exchange on the last business day of each calendar month. When the markets close early for holidays, prices may be taken earlier in the day. The HIT’s Board of Trustees is responsible for the valuation process. The HIT’s Board of Trustees has designated the officers of the HIT that comprise the HIT’s Valuation Committee as the “valuation designee” to perform fair valuations of the HIT’s investments pursuant to Rule 2a-5 under the Investment Company Act. The Valuation Committee, in accordance with the policies and procedures approved by the HIT’s Board of Trustees, is also responsible for evaluating the effectiveness of the HIT’s pricing policies, determining the reliability of third-party pricing information and reporting to the Board of Trustees on valuation matters, including fair value determinations. Following is a description of the valuation methods and inputs applied to the HIT’s major categories of assets. The majority of the HIT’s assets are valued using evaluated prices provided by independent third-party pricing services that are approved by the Board of Trustees. Portfolio securities for which market quotations are readily available are valued through exchange determined market pricing. For U.S. Treasury securities, independent pricing services generally base evaluated prices on actual transactions as well as dealer-supplied market information. For State Housing Finance Agency securities, independent pricing services generally base evaluated prices using models that utilize trading spreads, new issue scales, verified bid information and credit ratings. For commercial mortgage-backed securities, independent pricing services generally base evaluated prices on cash flow models that take into consideration benchmark yields and utilize available trade information, dealer quotes and market color.

For U.S. agency and government-sponsored enterprise securities, including single family and multifamily mortgage-backed securities, construction mortgage securities and loans and collateralized mortgage obligations, independent pricing services generally base evaluated prices on an active TBA (to-be-announced) market for mortgage pools, discounted cash flow models, or option-adjusted spread models. Independent pricing services examine reference data and use observable inputs such as issue name, issue size, ratings, maturity, call type and spread/benchmark yields, as well as dealer-supplied market information. The discounted cash flow or option-adjusted spread models utilize inputs from matrix pricing, which consider observable market-based discount and prepayment rates, attributes of the collateral, and yield or price of bonds of comparable quality, coupon, maturity and type.

Investments in registered open-end investment management companies are valued based upon the NAV of such investments.

When the HIT finances the construction and permanent securities or participation interests, value is determined based upon the total amount, funded and/or unfunded, of the commitment.

Portfolio investments for which market quotations or independent third-party provider evaluated prices are deemed unreliable or not available are valued at their fair value determined in good faith by the HIT’s Valuation Committee, as valuation designee, pursuant to procedures approved by the HIT’s Board of Trustees. In determining fair market value, the Valuation Committee will employ a valuation method that it believes reflects fair value for that asset, which may include the use of an independent valuation consultant or the utilization of a discounted cash flow model based on broker and/or other market inputs. The frequency with which these fair value procedures may be used cannot be predicted. However, on December 31, 2025 the Valuation Committee fair valued 0.01% of the HIT’s net assets utilizing its internally derived unobservable inputs.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Short-term investments acquired with a stated maturity of 60 days or less are generally valued at amortized cost, which approximates fair market value.

The HIT holds a 100% ownership interest, either directly or indirectly in HIT Advisers LLC (HIT Advisers). HIT Advisers is valued at its fair value determined in good faith under consistently applied procedures approved by the HIT’s Board of Trustees, which approximates its respective carrying value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. The HIT classifies its assets and liabilities into three levels based on the method used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities, interest rates, prepayment speeds, credit risk and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the HIT’s determination of assumptions that market participants might reasonably use in valuing the securities.

The following table presents the HIT’s valuation levels as of March 31, 2026:

	Investment Securities
(dollars in thousands)	Level 1	Level 2	Level 3	Total
Investments in Securities:
FHA Permanent Securities	$—	$112,060	$—	$112,060
FHA Construction Securities	—	—	—	—
Ginnie Mae Securities	—	1,608,929	100,011	1,708,940
Ginnie Mae Construction Securities	—	214,552	—	214,552
Fannie Mae Securities	—	3,475,071	—	3,475,071
Freddie Mac Securities	—	845,797	—	845,797
State Housing Finance Agency Securities	—	291,149	—	291,149
Other Multifamily Investments
Direct Loans	—	—	159,143	159,143
Privately Insured Construction/Permanent Mortgages	—	819	—	819
Total Other Multifamily Investments	—	819	159,143	160,272
United States Treasury Securities	—	539,763	—	539,763
Equity Investments	—	—	593	593
Short-Term Investments	20,653	—	—	20,653
Other Financial Instruments[1]	—	1,235	79	1,314
Total Investments in Securities	20,653	7,089,375	260,136	7,370,164
Derivatives Investments:
Long
Futures Contracts[2]	(4,136)	—	—	(4,136)
Short
Futures Contracts[2]	3,333	—	—	3,333
Total Derivatives Investments	$(803)	$—	$—	$(803)

1.	If held in the portfolio at report date, other financial instruments includes forward commitments, TBA and when-issued securities.

2.	Amounts shown represent unrealized appreciation (depreciation) at period end as presented in the Schedule of Investments. Only initial margin and variation margin on exchange-traded and centrally cleared derivatives, if any, are reported in the Statement of Assets and Liabilities.

The following table reconciles the valuation of the HIT’s Level 3 investment securities and related transactions for the period ended March 31, 2026:

	Investments in Securities
(dollars in thousands)	Ginnie Mae Securities	Other Multifamily Investments	Equity Investments	Other Financial Instruments	Total
Beginning Balance, 12/31/2025	$100,471	$138,603	$511	$817	$240,402
Paydowns/Settlements	(338)	(101)	—	—	(439)
Total Unrealized Gain (Loss)[1]	(122)	(398)	82	(738)	(1,176)
Cost of Purchases	—	21,349	—	—	21,349
Ending Balance, 3/31/2026	$100,011	$159,453	$593	$79	$260,136

1.	Net change in unrealized gain (loss) attributable to Level 3 securities held at March 31, 2026, totaled $1,176,000 and is included on the accompanying Statement of Operations.

For the year ended March 31, 2026, there were no transfers in levels.

Level 3 securities primarily consist of Other Multifamily Investments (Direct Loans) and one Ginnie Mae Security which were valued using evaluated prices provided by an independent, third-party pricing service as of March 31, 2026. The pricing services applies a discounted cash flow model that incorporates unobservable inputs, including assumptions regarding expected prepayment speeds (reflected in weighted-average life (“WAL”) and spreads to relevant U.S. Treasury rates. Changes in these unobservable inputs can materially affect the resulting fair value measurements.

For investments valued at a premium, a shorter WAL (meaning faster expected prepayments) generally decreases fair value, while a longer WAL (slower expected prepayments) generally increases fair value, assuming all other inputs remain constant. Conversely, for investments valued at a discount, a shorter WAL generally increases fair value, and a longer WAL generally decreases fair value, holding other inputs constant. Similarly, changes in assumed spreads can significantly affect fair value. An increase in the spread, indicating higher perceived risk, generally results in a decrease in fair value, whereas a decrease in the spread generally results in an increase in fair value, all else being equal.

	Ginnie Mae Securities
	Minimum	Average[1]	Maximum
Weighted Average Life (WAL)	1.58	1.58	1.58
Spread to U.S. Treasuries (bps)	67	67	67
	Other Multifamily Investments
	Minimum	Average[1]	Maximum
Weighted Average Life (WAL)	0.75	2.14	4.33
Spread to U.S. Treasuries (bps)	73	211	388

1.	Represents the mean of securities in this category.

Federal Income Taxes

At March 31, 2026, the cost of investments for federal income tax purposes was $7,798,900,000. Net unrealized losses aggregated $428,736,000 at period-end, of which $40,685,000 related to appreciated investments and $469,421,000 related to depreciated investments.

Note 2. Transactions with Related Entities

HIT Advisers

HIT Advisers, a Delaware limited liability company, was formed by HIT to operate as an investment adviser and be registered, as appropriate under applicable federal or state law. HIT Advisers is owned by HIT directly (99.9%), and indirectly through HIT Advisers Managing Member (0.1%) which is also wholly owned by HIT. This ownership structure is intended to insulate HIT from any potential liabilities associated with the conduct of HIT Advisers’ business. HIT receives no services from HIT Advisers and carries it as a portfolio investment that meets the definition of a controlled affiliate. As of March 31, 2026, HIT Advisers had no assets under management.

Building America

Building America CDE, Inc. (Building America), a wholly owned subsidiary of HIT Advisers, is a Community Development Entity, certified by the Community Development Financial Institutions Fund (CDFI Fund) of the U.S. Department of the Treasury.

Labor Capital Partners

AFL-CIO Labor Capital Partners (LCP), a Delaware limited liability company, is a wholly owned subsidiary of HIT Advisers. LCP began operations effective January 1, 2025 and has a contract to provide non-fiduciary labor and investor relations to a third-party.

Advances to Affiliates

In accordance with contracts with each affiliate, HIT provides the time of certain personnel and allocates certain shared operational expenses on a cost-reimbursement basis. Expenses solely attributable to an entity are charged to that entity. Also, in accordance with the contracts, HIT provides advances to assist with each affiliate’s operations and cash flow management as needed. Advances are expected to be repaid as cash becomes available and are included in Other Assets on the accompanying Statement of Assets and Liabilities. For HIT Advisers, HIT maintains an allowance for doubtful accounts due to aging balances and no assets under management.

Rollforwards of advances by HIT to HIT Advisers, Building America and LCP are included in the tables below:

Advances to HIT Advisers by HIT	(dollars in thousands)
Ending Balance, net of allowances,12/31/2025	$582
Advances in 2026	1
Repayment by HIT Advisers in 2026	—
Ending Balance, net of allowances, 3/31/2026	$583

Advances to Building America by HIT	(dollars in thousands)
Ending Balance, 12/31/2025	$3
Advances in 2026	594
Repayment by Building America in 2026	(129)
Ending Balance, 3/31/2026	$468

Advances to LCP by HIT	(dollars in thousands)
Ending Balance, 12/31/2025	$340
Advances in 2026	688
Repayment by LCP in 2026	(340)
Ending Balance, 3/31/2026	$688

HIT Advisers Consolidated

Summarized consolidated financial information for HIT Advisers and its subsidiaries, Building America and LCP, is included in the table below:

(dollars in thousands)
As of March 31, 2026
Assets	$3,453
Liabilities	$2,860
Equity	$593
For the period ended March 31, 2026
Income	$976
Expenses	(830)
Tax Expenses (Adjustment)	29
Net Income (Loss)	$175